Expense Example - NVIT Investor Destinations Capital Appreciation Fund	Class II Shares 1 Year	Class II Shares 3 Years	Class II Shares 5 Years	Class II Shares 10 Years	Class P Shares 1 Year	Class P Shares 3 Years	Class P Shares 5 Years	Class P Shares 10 Years	Class Z Shares 1 Year	Class Z Shares 3 Years	Class Z Shares 5 Years	Class Z Shares 10 Years
USD ($)	86	268	466	1,037	70	221	384	859	83	259	450	1,002